Fair Values of Assets and Liabilities (Level 3 rollforward) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MSRs [Member]
Rollforward of financial instruments measured on a recurring basis and classified as Level 3
Balance, beginning of period	$ 35,202	$ 65,001	$ 125,679
Total gains/losses:
Included in earnings	966	29,799	60,678
Included in OCI	0	0	0
Purchases	0	0	0
Sales	0	0	0
Repayments	0	0	0
Issuances	0	0	0
Settlements	0	0	0
Transfers in/out of Level 3	0	0	0
Balance, end of period	34,236	35,202	65,001
The amount of total gains or losses for the period included in earnings (or OCI) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	(966)	(29,799)	(60,678)
Derivative Instruments [Member]
Rollforward of financial instruments measured on a recurring basis and classified as Level 3
Balance, beginning of period	12,702	(169)	966
Total gains/losses:
Included in earnings	5,944	(10,617)	(211)
Included in OCI	0	0	0
Purchases	0	0	0
Sales	0	0	0
Repayments	0	0	0
Issuances	0	0	0
Settlements	(4,368)	2,254	(1,346)
Transfers in/out of Level 3	0	0	0
Balance, end of period	2,390	12,702	(169)
The amount of total gains or losses for the period included in earnings (or OCI) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	(5,944)	5,818	(1,135)
Municipal securities [Member]
Rollforward of financial instruments measured on a recurring basis and classified as Level 3
Balance, beginning of period	61,228	95,092	149,806
Total gains/losses:
Included in earnings	(2,129)	0	0
Included in OCI	(9,075)	1,637	0
Purchases	600,435	0	1,760
Sales	0	(3,040)	0
Repayments	0	0	0
Issuances	0	0	0
Settlements	(18,330)	(29,187)	(56,474)
Transfers in/out of Level 3	0	0	0
Balance, end of period	654,537	61,228	95,092
The amount of total gains or losses for the period included in earnings (or OCI) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	9,075	(1,637)	0
Private label CMO [Member]
Rollforward of financial instruments measured on a recurring basis and classified as Level 3
Balance, beginning of period	48,775	72,364	121,925
Total gains/losses:
Included in earnings	180	796	1,673
Included in OCI	(1,703)	(8,245)	(349)
Purchases	0	0	0
Sales	(10,254)	(15,183)	(20,958)
Repayments	0	0	0
Issuances	0	0	0
Settlements	(7,904)	(15,855)	(27,279)
Transfers in/out of Level 3	0	0	0
Balance, end of period	32,140	48,775	72,364
The amount of total gains or losses for the period included in earnings (or OCI) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	1,703	8,245	(1,494)
Asset-backed Securities [Member]
Rollforward of financial instruments measured on a recurring basis and classified as Level 3
Balance, beginning of period	110,037	121,698	162,684
Total gains/losses:
Included in earnings	2,244	59	3,065
Included in OCI	(35,139)	(23,138)	(2,070)
Purchases	0	0	0
Sales	(16,711)	(20,852)	0
Repayments	0	0	0
Issuances	0	0	0
Settlements	(18,802)	(13,888)	(39,991)
Transfers in/out of Level 3	0	0	0
Balance, end of period	107,419	110,037	121,698
The amount of total gains or losses for the period included in earnings (or OCI) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	35,139	23,138	595
Automobile Loan [Member]
Rollforward of financial instruments measured on a recurring basis and classified as Level 3
Balance, beginning of period	142,762	296,250	522,717
Total gains/losses:
Included in earnings	358	1,230	6,577
Included in OCI	0	0	0
Purchases	0	0	0
Sales	0	0	0
Repayments	(90,118)	(152,258)	(219,890)
Issuances	0	0	0
Settlements	0	0	0
Transfers in/out of Level 3	0	0	0
Balance, end of period	52,286	142,762	296,250
The amount of total gains or losses for the period included in earnings (or OCI) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	(358)	(1,230)	(6,577)
Equity investments [Member]
Rollforward of financial instruments measured on a recurring basis and classified as Level 3
Balance, beginning of period	0	0	0
Total gains/losses:
Included in earnings	0	0	0
Included in OCI	0	0	0
Purchases	0	0	0
Sales	0	0	0
Repayments	0	0	0
Issuances	0	0	0
Settlements	0	0	0
Transfers in/out of Level 3	0	0	0
Balance, end of period	0	0	0
The amount of total gains or losses for the period included in earnings (or OCI) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	$ 0	$ 0	$ 0